TRADE ACCOUNTS RECEIVABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade accounts receivables
Billed amounts	R$ 6,753,621	R$ 6,939,909
Unbilled amounts	2,481,364	1,930,708
Interconnection amounts	859,819	1,345,471
Amounts from related parties (Note 28)	201,021	190,906
Trade accounts receivable	8,862,354	9,007,099
Current	8,588,466	8,701,688
Noncurrent	273,888	305,411
Cost
Trade accounts receivables
Trade accounts receivable	10,295,825	10,406,994
Estimated impairment losses
Trade accounts receivables
Trade accounts receivable	R$ (1,433,471)	R$ (1,399,895)